As filed with the Securities and Exchange Commission on September 2, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7242

                                  CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Erich M. Patten, President
                         Cutler Investment Counsel, LLC
                                  3555 Lear Way
                             Medford, OR 97504-9759

                     Date of fiscal year end: June 30, 2004

                     Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                     ANNUAL REPORT JUNE 30, 2004

CUTLER VALUE FUND                       Cutler Investment Counsel, LLC                  Forum Shareholder Services, LLC
                                        3555 Lear Way                                               Two Portland Square
                                        Medford, Oregon 97504                                     Portland, Maine 04101

Dear Cutler Trust Shareholders:

The Cutler Value Fund (the "Fund") ended its fiscal year on June 30, 2004. This has been a very successful year at Cutler Investment Counsel, LLC ("Cutler") and we are happy to share some of our developments with you. After several years of disappointing stock market returns, the markets performed nicely during the recent period. This was welcome news to our investors and all of us here at Cutler. The Fund remained true to its equity income strategy and still captured most of the upside reflected by the S&P 500. We consider this to have been a solid year and are pleased to be able to report strong returns to our investors.

Our company has grown substantially in the past year, having added several new clients to the Fund, as well as adding assets under management in our individually managed accounts. Here at Cutler, we have found many investors eager to capture current income and share our belief that dividends are an important driver toward long-term investment performance.

We are keeping a watchful eye on current regulatory developments and their potential impact on the cost of administration and oversight for the Fund. Also, our continuous evaluation process has resulted in our updating the Company's website. We invite you to visit us at www.cutler.com for up-to-date audio market commentaries, personnel perspectives, and our current economic views and outlooks.

We hope that the past year has been one of success and happiness for each of you. We thank you for your continued support and look forward to strengthening our ongoing relationship.

Respectfully,

/s/ Kenneth R. Cutler                    /s/ Erich M. Patten

Kenneth R. Cutler                               Erich M. Patten
Chairman                                        Portfolio Manager
The Cutler Trust                                Cutler Investment Counsel, LLC

THE CUTLER TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

1) How did the Fund perform last year?

The Fund had a return of 15.39% for the year ending June 30, 2004. For a longer term perspective, the Fund's five- and ten-year average annual returns as of June 30 were -1.36% and 10.52%, respectively. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month end performance, please call 1-888-288-5374 or visit the Fund's website at www.cutler.com.)

2) What were the most significant market factors affecting the Fund's performance during the past year?

Market factors included:

     1) Strong overall equity markets.

     2) Economic expansion (seasonally adjusted 4.7% for the year-ending June 30, 2004) contributed to the strong market performance.

     3) The impact of tax cuts (dividend tax rate reduced), making income producing securities attractive.

     4) A low level of interest rates and anticipation of increases, affecting market valuation ratios and interest rate sensitive companies.

     5) A high price of oil, contributing to gains in the energy sector.

3) Why did the Fund underperform relative to the benchmark?

The Lipper Equity Income Funds Index returned 18.99% this past year, outperforming the Fund. The underperformance was mostly due to the conservative nature of the Fund and its sector allocations. For example, utilities underperformed the benchmark, but we overweight this sector seeking to achieve a higher yield. Underweighted securities such as low-yielding stocks and technology companies outperformed, which reduced our return relative to the benchmark.

4) What strategies did you use to manage the Fund?

Management maintained a dividend income focused strategy, owning companies that have a strong history of continuous dividend payments and a minimum yield of 1.25%. In addition, management attempted to reduce turnover to keep costs to shareholders low.

Finally, management attempted to own only companies whose management maintained sound corporate governance and a high degree of ethics.

5) What were the primary strategic factors that guided your management of the Fund?

The primary strategic factor guiding our management style was our belief that companies paying income in the form of dividends provide greater shareholder returns over time than companies that do not pay dividends.

THE CUTLER TRUST

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

6) What were some of the key trends in each of the regions/significant industries the Fund invests in?

The Fund does not have a regional focus, however, all of our holdings are companies domiciled in the United States and traded on domestic stock exchanges. The trends in the United States equity markets were generally positive this past year. Many of the sectors that outperformed last year may struggle in a volatile period of rising interest rates. We believe that rising interest rates are an important current impact on the markets. While most of our holdings are exposed to these risks, we believe they are diversified enough to weather a short-term rate hike cycle and maintain strong long-term growth prospects.

7) Which securities helped the Fund's performance?

The five holdings with the highest return this past year were:

     1) Caterpillar, Inc.

     2) ConocoPhilips

     3) 3M Co.

     4) General Motors Corp.

     5) Dow Chemical Co.

8) Did any securities hurt the Fund's performance?

The five holdings with the lowest return this past year were:

     1) Merck & Co., Inc.

     2) BristolMyersSquibb Co.

     3) Consolidated Edison, Inc.

     4) SBC Communications, Inc.

     5) National Fuel Gas, Co.

Before investing you should carefully consider the Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-888-288-5374. Please read the prospectus carefully before you invest.

The views in this report were those of Cutler Investment Counsel, LLC, as of June 30, 2004 and may not reflect the firm's views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and does not constitute investment advice. Forum Fund Services, LLC, distributor. (08/04)

CUTLER VALUE FUND

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2004

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Fund, including reinvestment of all dividends and distributions, compared with a broad-based securities market index, over the past 10 fiscal years. The Lipper Equity Income Funds Index is a weighted aggregate composite of the 30 largest funds classified by Lipper, Inc. as Equity Income Funds. An equity income fund seeks relatively high current income and growth of income through investing 60% or more of its portfolio in equities. The Lipper index figures are net of expenses and assume the reinvestment of all capital gains distributions and income dividends. The Russell 1000(R) Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment. During the period, certain Fund fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. In the past, the Fund has compared its performance to the Russell 1000 Value Index, but in the future, the Fund intends to compare its performance to the Lipper Equity Income Funds Index. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy. PERFORMANCE DATA QUOTED, REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL (888) 228-8537. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                             Cutler Value Fund vs.
                        Lipper Equity Income Funds Index
                          and Russell 1000 Value Index
                          Average Annual Total Return

                                                                                    Value on
                                      One Year       Five Year       Ten Year       6/30/04
                                      --------       ---------       --------       --------
Cutler Value Fund                      15.39%         (1.36%)         10.52%        $27,196
Lipper Equity Income Funds Index       18.99%          1.17%           9.84%        $25,573
Russell 1000 Value Index               21.13%          1.87%          12.64%        $32,888

[Cutler Core Fund Total Return Chart]

                                                                              LIPPER EQUITY INCOME
                                                    CUTLER VALUE FUND              FUNDS INDEX          RUSSELL 1000 VALUE INDEX
                                                    -----------------         --------------------      ------------------------
Jun 1994                                                  10000                       10000                       10000
                                                          10256                       10282                       10311
                                                          10736                       10624                       10608
                                                          10481                       10423                       10257
                                                          10614                       10480                       10400
                                                          10306                       10088                        9980
                                                          10524                       10165                       10096
                                                          10845                       10347                       10407
                                                          11228                       10680                       10819
                                                          11445                       10932                       11057
                                                          11674                       11194                       11407
                                                          12079                       11537                       11886
Jun 1995                                                  12233                       11690                       12047
                                                          12463                       12010                       12466
                                                          12525                       12158                       12642
                                                          13076                       12537                       13099
                                                          13013                       12359                       12969
                                                          13695                       12880                       13626
                                                          14018                       13198                       13969
                                                          14429                       13499                       14404
                                                          14492                       13598                       14513
                                                          14579                       13769                       14760
                                                          14685                       13895                       14817
                                                          14971                       14100                       15002
Jun 1996                                                  15048                       14121                       15014
                                                          14400                       13659                       14447
                                                          14644                       13968                       14860
                                                          15464                       14481                       15450
                                                          15794                       14824                       16048
                                                          16774                       15671                       17212
                                                          16386                       15570                       16992
                                                          17157                       16139                       17815
                                                          17554                       16362                       18077
                                                          16978                       15832                       17427
                                                          17881                       16303                       18159
                                                          18773                       17242                       19174
Jun 1997                                                  19740                       17894                       19996
                                                          21043                       18972                       21501
                                                          19675                       18365                       20735
                                                          20720                       19296                       21988
                                                          20267                       18730                       21374
                                                          21281                       19351                       22319
                                                          21834                       19798                       22970
                                                          21927                       19789                       22645
                                                          23203                       20858                       24170
                                                          24496                       21802                       25648
                                                          24425                       21790                       25819
                                                          23898                       21522                       25437
Jun 1998                                                  24655                       21697                       25762
                                                          24233                       21138                       25308
                                                          21277                       18589                       21542
                                                          22318                       19544                       22778
                                                          23928                       20700                       24543
                                                          25008                       21577                       25686
                                                          25756                       22129                       26560
                                                          25573                       22101                       26773
                                                          25435                       21691                       26395
                                                          25914                       22149                       26941
                                                          28447                       23722                       29457
                                                          27971                       23390                       29133
Jun 1999                                                  29118                       24128                       29979
                                                          28426                       23518                       29101
                                                          27610                       22969                       28021
                                                          26398                       22156                       27042
                                                          27632                       22903                       28598
                                                          27061                       22774                       28375
                                                          26602                       23056                       28511
                                                          25366                       22182                       27582
                                                          23539                       20933                       25532
                                                          26878                       22870                       28648
                                                          26392                       22696                       28314
                                                          27821                       23039                       28613
Jun 2000                                                  26423                       22544                       27305
                                                          26450                       22674                       27647
                                                          27531                       24004                       29185
                                                          26979                       23951                       29452
                                                          27899                       24454                       30176
                                                          27331                       23595                       29056
                                                          28906                       24777                       30512
                                                          29761                       24982                       30629
                                                          28631                       24148                       29777
                                                          27808                       23265                       28725
                                                          29331                       24473                       30134
                                                          29857                       24898                       30811
Jun 2001                                                  28794                       24280                       30128
                                                          28822                       24254                       30064
                                                          28100                       23453                       28859
                                                          25960                       21837                       26828
                                                          26155                       21949                       26597
                                                          27628                       23082                       28143
                                                          27985                       23488                       28806
                                                          27261                       23257                       28584
                                                          27233                       23292                       28630
                                                          28545                       24174                       29985
                                                          26564                       23351                       28956
                                                          26564                       23371                       29102
Jun 2002                                                  24743                       21904                       27430
                                                          22143                       20145                       24881
                                                          22171                       20294                       25069
                                                          19362                       18182                       22281
                                                          21466                       19284                       23932
                                                          23234                       20390                       25439
                                                          21660                       19628                       24334
                                                          21294                       19082                       23745
                                                          20506                       18610                       23112
                                                          20392                       18637                       23151
                                                          22007                       20064                       25188
                                                          23054                       21269                       26814
Jun 2003                                                  23569                       21492                       27150
                                                          23768                       21731                       27554
                                                          23853                       22054                       27984
                                                          23607                       21906                       27710
                                                          24779                       22997                       29406
                                                          24836                       23284                       29805
                                                          27004                       24697                       31642
                                                          26889                       25081                       32199
                                                          27349                       25556                       32889
                                                          26942                       25266                       32601
                                                          26567                       24842                       31804
                                                          26712                       25001                       32129
Jun 2004                                                  27196                       25573                       32888

CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

 SHARES                          SECURITY DESCRIPTION                           VALUE
             COMMON STOCK -- 98.6%

             CONSUMER DISCRETIONARY -- 3.6%
   31,950    General Motors Corp.                                            $ 1,488,550
                                                                             -----------
             CONSUMER STAPLES -- 12.2%
   45,850    ConAgra Foods, Inc.                                               1,241,618
   23,350    General Mills, Inc.                                               1,109,826
   22,350    Kimberly-Clark Corp.                                              1,472,418
   22,300    Procter & Gamble Co.                                              1,214,012
                                                                             -----------
                                                                               5,037,874
                                                                             -----------
             ENERGY -- 9.9%
   15,700    ChevronTexaco Corp.                                               1,477,527
   17,050    ConocoPhillips                                                    1,300,744
   29,510    Exxon Mobil Corp.                                                 1,310,539
                                                                             -----------
                                                                               4,088,810
                                                                             -----------
             FINANCIALS -- 18.3%
   41,000    Bank of New York Co., Inc.                                        1,208,680
   26,850    Citigroup, Inc.                                                   1,248,525
   32,950    J.P. Morgan Chase & Co.                                           1,277,472
   27,250    Lincoln National Corp.                                            1,287,563
   53,000    U.S. Bancorp                                                      1,460,680
   18,550    Wells Fargo & Co.                                                 1,061,617
                                                                             -----------
                                                                               7,544,537
                                                                             -----------
             HEALTH CARE -- 8.3%
   56,550    Bristol-Myers Squibb Co.                                          1,385,475
   24,700    Merck & Co., Inc.                                                 1,173,250
   25,050    Pfizer, Inc.                                                        858,714
                                                                             -----------
                                                                               3,417,439
                                                                             -----------

See Notes to Financial Statements.

CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

 SHARES                          SECURITY DESCRIPTION                           VALUE
             INDUSTRIALS -- 16.9%
   15,050    3M Co.                                                          $ 1,354,651
   16,250    Caterpillar, Inc.                                                 1,290,900
   18,950    Emerson Electric Co.                                              1,204,272
   41,600    General Electric Co.                                              1,347,840
   20,000    Pitney Bowes, Inc.                                                  885,000
    9,700    United Technologies Corp.                                           887,356
                                                                             -----------
                                                                               6,970,019
                                                                             -----------
             INFORMATION TECHNOLOGY -- 2.9%
   56,300    Hewlett-Packard Co.                                               1,187,930
                                                                             -----------
             MATERIALS -- 11.8%
   39,650    Alcoa, Inc.                                                       1,309,639
   34,000    Dow Chemical Co.                                                  1,383,800
   19,400    E.I. du Pont de Nemours & Co.                                       861,748
   20,650    Weyerhaeuser Co.                                                  1,303,428
                                                                             -----------
                                                                               4,858,615
                                                                             -----------
             TELECOMMUNICATION SERVICES -- 3.2%
   54,000    SBC Communications, Inc.                                          1,309,500
                                                                             -----------
             UTILITIES -- 11.5%
   27,900    Consolidated Edison, Inc.                                         1,109,304
   40,000    Exelon Corp.                                                      1,331,600
   56,650    National Fuel Gas Co.                                             1,416,250
   20,950    Peoples Energy Corp.                                                883,043
                                                                             -----------
                                                                               4,740,197
                                                                             -----------
             TOTAL COMMON STOCK (COST $36,290,291)                            40,643,471
                                                                             -----------

See Notes to Financial Statements.

CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

 SHARES                          SECURITY DESCRIPTION                           VALUE
             MONEY MARKET FUNDS -- 1.1%
  457,839    Monarch Daily Assets Cash Fund                                  $   457,839
                                                                             -----------
             (COST $457,839)
PRINCIPAL
             MONEY MARKET DEPOSIT ACCOUNT -- 0.3%
  120,808    Citibank Money Market Deposit Account                               120,808
                                                                             -----------
             (COST $120,808)

             TOTAL INVESTMENTS IN SECURITIES -- 100.0%
             (COST $36,868,938)                                              $41,222,118
             Other Assets and Liabilities, Net (0.0%)                             10,651
                                                                             -----------
             TOTAL NET ASSETS -- 100.0%                                      $41,232,769
                                                                             ===========

See Notes to Financial Statements.

CUTLER VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
JUNE 30, 2004

ASSETS
     Total investments, at value (Cost $36,868,938)           $ 41,222,118
     Receivables:
       Fund shares sold                                                956
       Interest and dividends                                      104,612
     Prepaid expenses                                                3,935
                                                              ------------
Total Assets                                                    41,331,621
                                                              ------------
LIABILITIES
     Payables:
       Fund shares redeemed                                          7,723
       Dividends                                                    10,157
     Accrued Liabilities:
       Investment adviser fees                                      12,682
       Trustees' fees and expenses                                   2,745
       Other accrued expenses                                       65,545
                                                              ------------
Total Liabilities                                                   98,852
                                                              ------------
NET ASSETS                                                    $ 41,232,769
                                                              ============
COMPONENTS OF NET ASSETS
     Paid-in capital                                          $ 55,374,376
     Accumulated undistributed (distributions in excess of)
      net investment income                                         (3,475)
     Accumulated net realized gain (loss) on investments       (18,491,312)
     Net unrealized appreciation (depreciation) on
      investments                                                4,353,180
                                                              ------------
NET ASSETS                                                    $ 41,232,769
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
  Based on net assets of $41,232,769 and 4,396,435 shares
  outstanding (unlimited shares authorized)                          $9.38
                                                              ============

See Notes to Financial Statements.

CUTLER VALUE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

INVESTMENT INCOME
     Dividend income                                          $1,367,455
                                                              ----------
Total Investment Income                                        1,367,455
                                                              ----------
EXPENSES
     Investment adviser fees                                     321,049
     Administrator fees                                           46,081
     Transfer agent fees                                          30,964
     Shareholder servicing fees                                    2,023
     Custody fees                                                  7,790
     Accountant fees                                              52,438
     Professional fees                                            79,278
     Trustees' fees and expenses                                  26,352
     Registration fees                                            14,630
     Miscellaneous expenses                                       29,846
                                                              ----------
Total Expenses                                                   610,451
     Fees waived                                                 (75,361)
                                                              ----------
Net Expenses                                                     535,090
                                                              ----------
NET INVESTMENT INCOME (LOSS)                                     832,365
                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) from investments                   265,567
     Net change in unrealized appreciation (depreciation) of
      investments                                              4,958,134
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         5,223,701
                                                              ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $6,056,066
                                                              ==========

See Notes to Financial Statements.

CUTLER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Year            Year
                                                                  Ended           Ended
                                                              June 30, 2004   June 30, 2003
                                                              -------------   -------------
OPERATIONS
  Net investment income (loss)                                 $   832,365     $   373,858
  Net realized gain (loss) from investments                        265,567      (2,856,341)
  Net change in unrealized appreciation (depreciation) of
     investments                                                 4,958,134       3,066,857
                                                               -----------     -----------
Increase (Decrease) in Net Assets from Operations                6,056,066         584,374
                                                               -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                           (832,370)       (376,639)
                                                               -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                 3,554,537       3,121,017
  Transactions due to reorganization                                    --      20,681,496
  Reinvestment of distributions                                    785,984         347,681
  Redemption of shares                                          (9,581,659)     (6,070,627)
                                                               -----------     -----------
Increase (decrease) from capital share transactions             (5,241,138)     18,079,567
                                                               -----------     -----------
Increase (decrease) in net assets                                  (17,442)     18,287,302

NET ASSETS
  Beginning of Period                                           41,250,211      22,962,909
                                                               -----------     -----------
  End of Period(a)                                             $41,232,769     $41,250,211
                                                               ===========     ===========
SHARE ACTIVITY
  Sale of shares                                                   395,144         394,437
  Transactions due to reorganization                                    --       2,744,243
  Reinvestment of distributions                                     86,699          45,394
  Redemption of shares                                          (1,062,632)       (801,965)
                                                               -----------     -----------
Increase (decrease) in shares                                     (580,789)      2,382,109
                                                               ===========     ===========
(a) Accumulated undistributed (distributions in excess of)
    net investment income                                      $    (3,475)    $    (3,470)
                                                               ===========     ===========

See Notes to Financial Statements.

CUTLER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                                     Year Ended June 30,
                                                   --------------------------------------------------------
                                                    2004        2003         2002        2001        2000

NET ASSET VALUE, BEGINNING OF PERIOD               $  8.29     $  8.85     $  10.38     $  9.78     $ 18.93
                                                   -------     -------     --------     -------     -------
INVESTMENT OPERATIONS
  Net investment income (loss)                        0.18        0.13         0.08        0.08        0.12
  Net realized and unrealized gain (loss) on
    investments                                       1.09       (0.56)(a)    (1.53)       0.79       (1.97)
                                                   -------     -------     --------     -------     -------
Total from Investment Operations                      1.27       (0.43)       (1.45)       0.87       (1.85)
                                                   -------     -------     --------     -------     -------
DISTRIBUTIONS FROM
  Net investment income                              (0.18)      (0.13)       (0.08)      (0.08)      (0.12)
  Net realized gain on investments                      --          --           --       (0.19)      (7.18)
                                                   -------     -------     --------     -------     -------
Total Distributions to shareholders                  (0.18)      (0.13)       (0.08)      (0.27)      (7.30)
                                                   -------     -------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.38     $  8.29     $   8.85     $ 10.38     $  9.78
                                                   =======     =======     ========     =======     =======
TOTAL RETURN                                        15.39%      (4.75%)     (14.07%)      8.97%      (9.25%)
RATIOS/SUPPLEMENTARY DATA
Net assets at the end of year (in thousands)       $41,233     $41,250     $ 22,963     $25,744     $27,615
Ratios to Average Net Assets
  Net Expenses                                       1.25%       1.25%        1.25%       1.25%       1.25%
  Gross Expenses(b)                                  1.43%       1.79%        1.50%       1.45%       1.28%
  Net investment income (loss)                       1.95%       1.65%        0.76%       0.56%       1.01%
PORTFOLIO TURNOVER RATE                                14%         61%          46%         60%         66%

------------------------------
(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time. See Note 1.

(b) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

CUTLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

     This report relates to the Cutler Value Fund (the "Fund"), a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992. On April 15, 2003, the Board of Trustees approved the reorganization of the Cutler Core Fund (the "Core Fund") with and into Cutler Value Fund pursuant to an Agreement and Plan of Reorganization executed by the Trust on behalf of each series. On April 17, 2003, Core Fund exchanged its assets and liabilities for shares of the Fund. Immediately prior to its reorganization with and into the Fund, Core Fund's net assets were $20,681,496. Each shareholder of Core Fund received .9227 shares of the Fund. The acquisition of net assets and unrealized gain/loss from this transaction was as follows:

      CONTRIBUTING ENTITY  DATE OF CONTRIBUTION  NET ASSETS   SHARES ISSUED  UNREALIZED GAIN
      -------------------  --------------------  -----------  -------------  ---------------
       Cutler Core Fund       April 17, 2003     $20,681,496    2,744,243      $2,508,485

     The Fund seeks current income and long-term capital appreciation.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

     SECURITY VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's Investment Adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

     The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the

CUTLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

     securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND REALIZED GAIN AND
     LOSS -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     FEDERAL TAXES -- The Fund intends to qualify each year as a registered investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

     As of June 30, 2004, the Fund had capital loss carryovers of $406,598 expiring in June 2008, $1,675,886 expiring in June 2009, $7,402,392 expiring in June 2010, $5,747,725 expiring in June 2011, and $2,687,016 expiring in June 2012 that are available to offset future capital gains.

     For tax purposes, the Fund has a current year deferred post-October capital loss of $310,433. This loss will be realized for tax purposes on the first business day of the Fund's next tax year.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

     INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

     ADMINISTRATION AND OTHER SERVICES -- Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

     SHAREHOLDER SERVICE AGENT -- The Fund pays a shareholder servicing fee not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees are paid to various financial institutions that provide shareholder services.

     DISTRIBUTOR -- Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.

CUTLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

     Certain Trustees and officers of the Trust are directors, officers or employees of the aforementioned companies. These persons are not paid by the Fund for serving in these capacities.

NOTE 4.  WAIVER OF FEES

     The Adviser has contractually agreed to waive its fee and reimburse certain expenses to limit the Fund's net expenses to 1.25% of the Fund's average daily net assets through October 31, 2004. For the year ended June 30, 2004, the Adviser waived fees of $75,361.

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $5,729,100 and $11,139,928, respectively, for the year ended June 30, 2004.

     For Federal income tax purposes, the tax basis of investment securities owned as of June 30, 2004 was $37,130,198 and the net unrealized appreciation was $4,091,920. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $6,328,288, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $2,236,368.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

     As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

    Undistributed Ordinary Loss                                   $     (3,475)
    Capital and Other Losses                                       (18,230,050)
    Unrealized Appreciation                                          4,091,920
                                                                  ------------
    Total                                                         $(14,141,605)
                                                                  ============

     The tax character of distributions paid during 2004 and 2003 were as follows:

                                                                    2004        2003
                                                                  --------    --------
    Ordinary Income                                               $832,370    $376,639

CUTLER VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Cutler Trust and Shareholders of
Cutler Value Fund:

We have audited the accompanying statement of assets and liabilities of Cutler Value Fund (the "Fund"), a fund of the Cutler Trust, including the schedule of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 17, 2004

CUTLER VALUE FUND

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 228-8537. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD") and the individual qualified dividend rate ("QDI") is also presented below.

          DRD %                           QDI %
         -----                           -----
          100%                            100%

TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 228-8537.

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                                   POSITION   LENGTH            PRINCIPAL             COMPLEX             OTHER
    NAME,                          WITH THE   OF TIME         OCCUPATION(S)           OVERSEEN        DIRECTORSHIPS
    DATE OF BIRTH AND ADDRESS       TRUST     SERVED       DURING PAST 5 YEARS       BY TRUSTEE     HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
    INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
    Kenneth R. Cutler(1)           Trustee     1992-    Investment Committee           1                  None
    Born: March 1920               Chairman   Present   Member, Cutler Investment
    3555 Lear Way                                       Counsel, LLC; Portfolio
    Medford, OR 97504-9759                              Manager, Cutler Investment
                                                        Counsel, LLC 1977-1999
-----------------------------------------------------------------------------------------------------------------------

------------------------------
(1) Kenneth R. Cutler is an Interested Trustee because of the position he holds with the Adviser.

CUTLER VALUE FUND

ADDITIONAL INFORMATION (Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                                   POSITION   LENGTH            PRINCIPAL             COMPLEX             OTHER
    NAME,                          WITH THE   OF TIME         OCCUPATION(S)           OVERSEEN        DIRECTORSHIPS
    DATE OF BIRTH AND ADDRESS       TRUST     SERVED       DURING PAST 5 YEARS       BY TRUSTEE     HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
    INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
    James Michael Gaffney, CFA     Trustee    2003-     Retired since 2002; Chief      1                  None
    Born: May 1941                            Present   Operating Officer and
    743 Bywater Road                                    Chief Compliance Officer,
    Gibson Island, MD 21056                             Caspian Capital Management
                                                        2001-2002; Director, Back
                                                        Bay Funds, Inc. 2000-2001;
                                                        President and CEO, Back
                                                        Bay Advisors 1998-2001
-----------------------------------------------------------------------------------------------------------------------
    Robert B. Watts, Jr.           Trustee    1996-     Counsel, Northhaven            1                  None
    Born: December 1930                       Present   Associates since 1985
    2230 Brownsboro Highway
    Eagle Point, OR 97524
-----------------------------------------------------------------------------------------------------------------------
    Robert E. Clarke               Trustee    2002-     Retired                        1                  None
    Born: May 1922                            Present
    3152 Arnold Palmer Way
    Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------
    OFFICERS
-----------------------------------------------------------------------------------------------------------------------
    Erich M. Patten                President   Since    Investment Committee          N/A                  N/A
    Born: October 1977                         2004     Member, Cutler Investment
    3555 Lear Way                                       Counsel, LLC; Portfolio
    Medford, OR 97504-9759                              Manager, Corporate
                                                        Secretary, Cutler
                                                        Investment Counsel, LLC
                                                        since 2003; US
                                                        Environmental Protection
                                                        Agency 2002; Sidley Austin
                                                        Brown and Wood (law firm)
                                                        2001; Analyst, Extra
                                                        Energy EV (non-profit),
                                                        Germany 2000; Intern,
                                                        Prudential Securities
                                                        1999; Investment
                                                        Performance Specialist,
                                                        Ashland Accounting
                                                        1998-2003
-----------------------------------------------------------------------------------------------------------------------

CUTLER VALUE FUND

ADDITIONAL INFORMATION (Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                                   POSITION   LENGTH            PRINCIPAL             COMPLEX             OTHER
    NAME,                          WITH THE   OF TIME         OCCUPATION(S)           OVERSEEN        DIRECTORSHIPS
    DATE OF BIRTH AND ADDRESS       TRUST     SERVED       DURING PAST 5 YEARS       BY TRUSTEE     HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
    Brooke C. Ashland              Vice       2002-     Investment Committee          N/A                  N/A
    Born: December 1951            President  Present   Member, Cutler Investment
    3555 Lear Way                                       Counsel, LLC; Chief
    Medford, OR 97504                                   Executive Officer and
                                                        Manager, Cutler Investment
                                                        Counsel, LLC since 1995;
                                                        Chairman of the Board,
                                                        Cutler Investment Counsel,
                                                        LLC since January 1992
-----------------------------------------------------------------------------------------------------------------------
    Carol S. Fischer               Vice       1996-     Chief Operating Officer,      N/A                  N/A
    Born: December 1955            President/ Present   Cutler Investment Counsel,
    3555 Lear Way                  Assistant            LLC since 1994
    Medford, OR 97504              Secretary/
                                   Assistant
                                   Treasurer
-----------------------------------------------------------------------------------------------------------------------
    Matthew C. Patten              Treasurer   Since    Investment Committee          N/A                  N/A
    Born: December 1975                        2004     Member, Cutler Investment
    3555 Lear Way                                       Counsel, LLC; President,
    Medford, OR 97504                                   Cutler Venture Partners
                                                        (private equity firm,) and
                                                        Cutler Investment Counsel,
                                                        LLC since 2004; Chief
                                                        Operating Officer, Cutler
                                                        Asia (private equity firm)
                                                        1999-2004
-----------------------------------------------------------------------------------------------------------------------
    Beth P. Hanson                 Secretary  2003-     Relationship Manager,         N/A                  N/A
    Born: July 1966                           Present   Citigroup Global
    Two Portland Square                                 Transaction Services since
    Portland, ME 04101                                  2003; Relationship
                                                        Manager, Forum Financial
                                                        Group, LLC (a fund
                                                        services company acquired
                                                        by Citigroup in 2003)
                                                        1999-2003
-----------------------------------------------------------------------------------------------------------------------

                                                               CUTLER VALUE FUND

TABLE OF CONTENTS
JUNE 30, 2004

                                           PAGE
                                           ----
Chairman's Letter to the Shareholders....    1
Management Discussion of Fund
  Performance............................    2
Performance Comparison...................    4               CUTLER VALUE FUND
Cutler Value Fund Portfolio..............    5
Statement of Assets and Liabilities......    8
Statement of Operations..................    9
Statements of Changes in Net Assets......   10
Financial Highlights (Per Share Data)....   11
Notes to Financial Statements............   12
Report of Independent Registered Public
  Accounting Firm........................   15
Additional Information...................   16

  CUTLER INVESTMENT COUNSEL, LLC
     INVESTMENT MANAGEMENT

  INVESTMENT ADVISER TO THE TRUST
  3555 Lear Way, Medford, OR 97504
  (800) 228-8537 - (541) 770-9000
      Fax: (541) 779-0006
         info@cutler.com


                                                             ANNUAL REPORT

                                                             JUNE 30, 2004



ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, The Cutler Trust has adopted a Code of Ethics as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Trustees that are members of the Audit Committee is sufficient for them to perform the services required of Audit Committee members.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Cutler Value Fund

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,650 in 2003 and $16,000 in 2004.

(b) Audit-Related Fees - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under Item 1 were $2,960 in 2003 and $3,000 in 2004.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2003 and $3,200 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) The Registrant's Audit Committee pre-approves all audit and permissible non-audit services rendered to the Registrant.

(e) (2) 0.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $3,200 in 2003 and $3,200 in 2004. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. PROXY VOTING POLICY FOR CLOSED-END FUNDS
Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Code of Ethics.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit furnished herewith).

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

Registrant:       The Cutler Trust


By       /s/ Matthew C. Patten
         ______________________________
         Matthew C. Patten, Treasurer

Date     9/1/04
         ______________________________

 PURSUANT TO THE  REQUIREMENTS  OF THE  SECURITIES  EXCHANGE ACT OF 1934 AND THE
  INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON
                              THE DATES INDICATED.


By       /s/ Erich M. Patten
         ______________________________
         Erich M. Patten, President

Date     9/1/04
         ______________________________


By       /s/ Matthew C. Patten
         ______________________________
         Matthew C. Patten, Treasurer

Date     9/1/04
         ______________________________